Recent Financing and Other Capital Transactions	3 Months Ended
Mar. 31, 2014
Securities Financing Transactions [Abstract]
Recent Financing And Other Capital Transactions Text Block [Text Block]
Note 2 — Recent Financing and Other Capital Transactions

In 2013 and 2014, we raised capital by issuing various debt, equity and equity-linked securities, and have modified, redeemed or converted several securities.

January 2014 Convertible Bridge Note

In January 2014, we closed on the second tranche of our December 2013 convertible bridge notes, issuing convertible debt for $750,000 of gross proceeds. As a result of certain non-standard anti-dilution provisions, we classified the conversion option embedded in the convertible notes as a derivative liability, initially at its estimated fair value of approximately $0.6 million and will re-measure the conversion option to fair value at each balance sheet date. As a result, we recognized a discount on the convertible notes of $0.6 million; we are amortizing the discount on the notes over the term of the notes using the effective interest method. All the convertible bridge notes, including the first tranche that closed in December 2013 and the second tranche that closed in January 2014, were converted into common stock on March 31, 2014, pursuant to their terms, and are no longer outstanding.

March 2014 Convertible Debt Financing

On March 31, 2014, we executed agreements with Deerfield Management Company (“Deerfield”) for the issuance of a five-year senior convertible credit facility. The facility provided for an initial draw of $9 million of 5.75% senior secured convertible notes, initially convertible into a fixed number of shares of our common stock at $0.52 per share, and matures on March 31, 2019. In connection with the convertible debt, we also issued to Deerfield seven-year detachable stock purchase warrants to acquire 25,115,385 shares of our common stock at an initial exercise price of $0.52 per share.

As a result of certain non-standard anti-dilution provisions and cash settlement features, we classified the detachable stock purchase warrants and the conversion option embedded in the convertible notes as derivative liabilities, initially at their estimated relative fair value of approximately $6.0 million and $3.0 million, respectively. We will re-measure the warrants and the conversion option to fair value at each balance sheet date. As a result, we recognized a discount on the convertible notes of $9.0 million; we are amortizing the discount on the notes over the term of the notes using the effective interest method.

The convertible credit facility also provides for a second tranche of $26 million contingent upon shareholder approval of the authorization of a sufficient number of common shares available for conversion. We anticipate closing on the second tranche in the second quarter of 2014, although there can be no assurance that we will be able to close the tranche.

March 2014 Equity Offering

In addition, on March 31, 2014 we raised $2.0 million from the private placement of 3,846,154 shares of common stock (at a selling price of $0.52 per share) and five-year stock purchase warrants to purchase 2,884,615 shares of common stock at $0.52 per shares, to Anson Investments. As a result of certain non-standard anti-dilution provisions and cash settlement features contained in the warrants, we are classifying the detachable stock purchase warrants as derivative liabilities, initially at their estimated relative fair value of approximately $1.1 million. We will re-measure the warrants to fair value at each balance sheet date.

Amendment to Existing Note

To facilitate the March 2014 Convertible Debt Financing discussed above, we modified our existing $2.1 million note with JP Nevada Trust to subordinate the note to the new convertible notes. In exchange for the subordination, we issued to JP Nevada Trust five-year stock purchase warrants to acquire 750,000 shares of our common stock at $0.52 per share. The warrants are exercisable contingent upon future events. As a result of certain non-standard anti-dilution provisions and cash settlement features contained in the warrants, we are classifying the detachable stock purchase warrants as derivative liabilities, initially at their estimated relative fair value of approximately $14,000. We will re-measure the warrants to fair value at each balance sheet date.

In connection with the March 2014 Convertible Debt Financing and Equity Offering discussed above, we paid our placement agent cash fees of $880,000 and issued to them five-year stock purchase warrants to purchase 1,474,615 shares of common stock at $0.52 per share. The total fees were allocated to the debt and equity components (as deferred financing fees and additional paid in capital, respectively) on a relative fair value basis. As a result of certain non-standard anti-dilution provisions and cash settlement features contained in the warrants, we are classifying the detachable stock purchase warrants as derivative liabilities, initially at their estimated relative fair value of approximately $0.5 million. We will re-measure the warrants to fair value at each balance sheet date.

Other Capital Transactions

Also, the following events occurred on March 31, 2014:

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We paid off in its entirety the Mid-Cap Financial term loan for a total cash payment of $3,811,767, including principal of $3,450,000 and accrued interest of $31,717. In connection with this transaction, we incurred and expensed prepayment penalties of $330,050.

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We converted all of our existing convertible bridge notes (except for MVF) previously issued in the December 2013 and February 2014. As part of the conversion, the holders agreed to convert their outstanding notes pursuant to its terms, converting the notes into 5,823,989 shares of our common stock. We paid off in its entirety the MVF portion of the debt (including interest and prepayment penalties) pursuant to its terms, for a total cash payment of $339,288.

See Note 6 and 7 for further discussions regarding our debt and equity transactions.